Financial Investments - Summary of Financial Investments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial investments.
Financial investments	R$ 577,398	R$ 810,812
Financial investments in foreign currency	1,629
Other	467	347
Total financial investments	579,494	811,159
Current	574,804	806,789
Non-current	R$ 4,690	R$ 4,370